EMPLOYEE BENEFIT PLANS (Assets Carried at Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents	$ 3	$ 3
Common/Collective trusts	429	405
Total assets at fair value	432	408
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents	3	3
Total assets at fair value	3	3
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Common/Collective trusts	429	405
Total assets at fair value	429	405
Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Common/Collective trusts	309	217
Bond Fund [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Common/Collective trusts	309	217
Real Estate Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Common/Collective trusts	12	18
Real Estate Fund [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Common/Collective trusts	12	18
International Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Common/Collective trusts	64	93
International Equity [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Common/Collective trusts	64	93
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Common/Collective trusts	44	77
Domestic Equity [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Common/Collective trusts	$ 44	$ 77